UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 5527

Dreyfus New Jersey Municipal Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	11/30/2014

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus New Jersey
Municipal Money
Market Fund, Inc.

ANNUAL REPORT November 30, 2014

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statement of Changes in Net Assets
25	Financial Highlights
26	Notes to Financial Statements
33	Report of Independent Registered Public Accounting Firm
34	Important Tax Information
35	Information About the Renewal of the Fund’s Management Agreement
40	Board Members Information
44	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus New Jersey
Municipal Money Market Fund, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus New Jersey Municipal Money Market Fund, covering the 12-month period from December 1, 2013, through November 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. economy generally gained ground over the reporting period despite a weather-related economic soft patch during the first quarter of 2014.This development sparked bouts of volatility among longer term bonds, but short-term rates and yields of money market instruments remained steady, anchored near historical lows by an unchanged federal funds rate. In addition, a degree of uncertainty was removed from the money markets over the summer when the Securities and Exchange Commission issued new rules governing some funds, but the immediate impact on the market was muted when regulators delayed implementation for two years.

In our view, stronger labor markets, greater manufacturing activity, rebounding housing starts, and rising household wealth portend well for the U.S. economy. While some longer term financial assets are likely to benefit from a more robust recovery, the possibility of higher inflation and rising long-term interest rates suggests that selectivity could become a more important determinant of investment success. As always, we urge you to talk regularly with your financial advisor to assess the potential impact of these and other developments on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
December 15, 2014

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2013, through November 30, 2014, as provided by Joseph Irace, Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended November 30, 2014, Dreyfus New Jersey Municipal Money Market Fund produced a yield of 0.00%.Taking into account the effects of compounding, the fund produced an effective yield of 0.00%.1

The U.S. economic recovery accelerated and the Federal Reserve Board (the “Fed”) ended its quantitative easing program in 2014, but the overnight federal funds rate was left unchanged near historical lows. Consequently, tax-exempt money market yields also remained low throughout the reporting period.

The Fund’s Investment Approach

The fund’s objective is to seek as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.The fund also seeks to maintain a stable $1.00 share price. To pursue its goal, the fund normally invests substantially all of its assets in short-term, high-quality municipal obligations that provide income exempt from federal and New Jersey state personal income taxes. The fund also may invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

When pursuing the fund’s objective, we employ two primary strategies. First, we attempt to add value by constructing a portfolio of high-quality tax-exempt money market municipal obligations that provide income exempt from federal and New Jersey state income taxes. Second, we actively manage the fund’s average maturity in anticipation of interest-rate trends and supply-and-demand changes in New Jersey’s short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may reduce the weighted average maturity of the fund, which should better position the fund to purchase new securities with higher yields, if higher yields materialize.Yields tend to rise when there is an increase in new-issue supply competing for investor interest.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

New securities generally are issued with maturities in the one-year range and tend to lengthen the fund’s weighted average maturity if purchased. If we anticipate limited new-issue supply, we may extend the fund’s average maturity to maintain then-current yields for as long as we think practical.At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

Yields Stayed Low despite Accelerating Economic Recovery

While yields of municipal money market securities remained anchored throughout the reporting period by an unchanged federal funds rate between 0% and 0.25%, an accelerating economic recovery and the Fed’s decision to taper its quantitative easing program drove yields of 10-year U.S.Treasury securities above 3% by the end of 2013. However, severe winter weather caused U.S. GDP to contract during the first quarter of 2014, and investors worried about economic instability in overseas markets. In response, longer term bond yields fell significantly.

The economic recovery resumed in the spring, as evidenced by a 4.6% annualized GDP growth rate for the second quarter and an estimated 3.9% annualized growth rate for the third quarter.Yet, supply-and-demand dynamics persisted in dampening yields. The tax-exempt note market continued to experience strong demand, while issuance declined as issuers’ needs for short-term financing decreased in the recovering economy. Robust investor demand and a more limited supply of new instruments also kept yields on variable rate demand notes (“VRDNs”) near historical lows.

While municipal credit quality continued to improve as most states recovered slowly from the recession, New Jersey has lagged the national recovery and has continued to face tax revenue shortfalls and other fiscal challenges.

Credit Selection Remained Paramount

Most municipal money market funds have maintained short weighted average maturities compared to historical averages due to narrow yield differences along the market’s maturity range. Nonetheless, due to the availability of longer dated New Jersey money market instruments, we generally maintained the fund’s weighted average maturity in a position that was modestly longer than industry averages.

As always, well-researched credit selection remained paramount over the reporting period.We continued to favor state general obligation bonds; essential-service revenue bonds issued by water, sewer, and electric enterprises; certain local credits with strong financial positions and stable tax bases; and various healthcare and education issuers with stable credit characteristics.

Fed Remains Committed to Low Short-Term Rates

Although the U.S. economic recovery gained momentum and the Fed ended its quantitative easing program, monetary policymakers have made clear that short-term interest rates are likely to remain near current levels “for a considerable time.” The Fed reiterated that it will monitor progress toward its objectives of full employment and a 2% inflation rate, and depending on prevailing economic conditions, it may keep rates low even after those targets are reached.Therefore we have continued to focus on preservation of capital and liquidity.

December 15, 2014

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term municipal securities holdings involve credit and liquidity risks and risk of principal loss.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Income may be subject to state and local taxes for non-New Jersey residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus New Jersey Municipal Money Market Fund, Inc. from June 1, 2014 to November 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2014

Expenses paid per $1,000†	$ 1.00
Ending value (after expenses)	$ 1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2014

Expenses paid per $1,000†	$ 1.01
Ending value (after expenses)	$1,024.07

† Expenses are equal to the fund’s annualized expense ratio of .20%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
November 30, 2014

Short-Term	Coupon	Maturity	Principal
Investments—102.1%	Rate (%)	Date	Amount ($)		Value ($)
Allendale Borough,
GO Notes (General
Improvement Bonds)	3.75	7/1/15	150,000		152,990
Barrington Borough,
GO Notes (General Improvement
Bonds and Sewer Utility Bonds)	2.00	7/15/15	170,000		171,678
Bergen County,
GO Notes (County College
Bonds and State Aid County
College Bonds)	2.00	6/15/15	100,000	[a]	100,913
Berkeley Heights Township Board of
Education, GO Notes, Refunding
(School Bonds)	2.00	3/1/15	155,000	[a]	155,635
Bordentown Regional School
District Board of Education,
GO Notes, Refunding	5.00	1/15/15	500,000	[a]	502,866
Branch Banking and Trust Co.
Municipal Trust (Series 2044)
(Port Authority-Port Newark,
Marine Terminal Rent-Backed
Revenue (Newark Redevelopment
Projects)) (Liquidity Facility;
Branch Banking and Trust Co.
and LOC; Branch Banking
and Trust Co.)	0.09	12/7/14	8,205,000	[b,c,d]	8,205,000
Branch Banking and Trust Co.
Municipal Trust (Series 2056)
(New Jersey Economic
Development Authority, School
Facilities Construction Revenue)
(Liquidity Facility; Branch Banking
and Trust Co. and LOC; Branch
Banking and Trust Co.)	0.09	12/7/14	10,125,000	[a,b,c,d] 10,125,000
Brigantine,
GO Notes, Refunding (Tax
Appeal Notes)	1.00	12/11/14	2,815,000		2,815,237
Brigantine,
Special Emergency Notes	1.50	12/11/14	1,728,385		1,728,737
Burlington County,
GO Notes (County College Bonds)	1.00	6/1/15	360,000	[a]	361,039
Burlington County,
GO Notes (County College Bonds)	2.50	6/1/15	175,000	[a]	176,915

The Fund 7

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Burlington County Bridge
Commission, County-Guaranteed
Lease Revenue, Refunding
(Governmental Leasing Program)	2.00	8/15/15	295,000		298,530
Burlington County Bridge
Commission, County-Guaranteed
Lease Revenue, Refunding
(Governmental Leasing Program)	4.00	8/15/15	100,000		102,567
Burlington Township Board of
Education, GO Notes, Refunding
(School Bonds)	3.00	7/15/15	130,000	[a]	132,087
Camden County Improvement
Authority, LR, Refunding	3.00	9/1/15	100,000		101,855
Camden County Improvement
Authority, Special Revenue
(Congregation Beth El Project)
(LOC; TD Bank)	0.08	12/7/14	1,300,000	[a,b]	1,300,000
Cape May County,
GO Notes (General
Improvement Bonds)	4.00	9/1/15	100,000		102,732
Cherry Hill Township,
GO Notes, Refunding (General
Improvement Bonds and Sewer
Utility Bonds)	3.00	8/15/15	100,000		101,888
Cumberland County,
GO Notes (General
Improvement Bonds)	5.00	11/1/15	635,000		661,746
Denville Township Board of
Education, GO Notes, Refunding
(School Bonds)	4.00	2/15/15	175,000	[a]	176,284
Deutsche Bank Spears/Lifers Trust
(Series DBE-343) (Newark
Housing Authority, Marine
Terminal Additional Rent-Backed
Revenue, Refunding (City of
Newark Redevelopment
Projects)) (Liquidity Facility;
Deutsche Bank AG and LOC;
Deutsche Bank AG)	0.15	12/7/14	4,000,000	[b,c,d]	4,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Deutsche Bank Spears/Lifers Trust
(Series DBE-511) (Newark
Housing Authority, Marine
Terminal Additional Rent-Backed
Revenue, Refunding (City of
Newark Redevelopment
Projects)) (Liquidity Facility;
Deutsche Bank AG and LOC;
Deutsche Bank AG)	0.20	12/7/14	16,235,000	[b,c,d]	16,235,000
Edgewater Borough,
GO Notes, Refunding	3.00	6/1/15	205,000		207,535
Essex County,
GO Notes, Refunding (County
College Bonds and General
Improvement Bonds)	4.00	6/1/15	200,000	[a]	203,689
Essex County Improvement
Authority, Airport
Revenue, Refunding	2.00	10/1/15	245,000		247,987
Florham Park Borough Board of
Education, GO Notes, Refunding
(School Bonds)	2.75	7/15/15	200,000	[a]	202,893
Franklin Borough,
GO Notes, BAN	1.00	8/21/15	2,572,085		2,580,555
Franklin Lakes Borough,
GO Notes (General Capital Bonds)	1.00	9/1/15	230,000		231,202
Franklin Township,
GO Notes (General Improvement
Bonds, Open Space Trust
Fund Bonds and Water
Utility Bonds)	4.00	1/15/15	100,000		100,444
Galloway Township,
Special Emergency Notes	1.00	12/18/14	760,000		760,088
Hopewell Township,
GO Notes, Refunding	2.00	12/1/14	120,000		120,000
Jackson Township,
GO Notes	2.00	6/1/15	280,000		282,172
Jackson Township,
GO Notes, BAN	1.00	8/4/15	1,891,241		1,898,347

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Jamesburg Borough Board of
Education, GO Notes, Refunding
(School Bonds)	2.00	2/1/15	390,000	[a]	391,058
JPMorgan Chase Putters/Drivers
Trust (Series 3180) (New
Jersey Housing and Mortgage
Finance Agency, SFHR) (Liquidity
Facility; JPMorgan Chase Bank)	0.10	12/7/14	3,290,000	[b,c,d]	3,290,000
Kearny,
GO Notes, Refunding (Fiscal Year
Adjustment Bonds, General
Improvement Bonds and Water
Utility Refunding Bonds)	3.00	1/15/15	105,000		105,301
Linwood,
GO Notes, School BAN	1.00	4/7/15	3,502,000		3,506,350
Little Egg Harbor Township,
Special Emergency Notes	1.00	12/18/14	3,978,000		3,978,643
Little Ferry Borough,
GO Notes, Refunding (General
Improvement Bonds)	2.25	5/1/15	200,000		201,512
Livingston Township Board of
Education, GO Notes, GAN	1.00	9/24/15	4,000,000	[a]	4,018,129
Long Branch,
GO Notes (General
Improvement Bonds)	4.13	1/15/15	100,000		100,429
Mahwah Township,
GO Notes, Refunding (General
Improvement Bonds)	3.00	12/1/14	500,000		500,000
Margate City,
GO Notes (General
Improvement Bonds)	4.25	6/1/15	100,000		101,940
Maywood Borough,
GO Notes, Refunding (General
Improvement Bonds)	2.00	1/15/15	250,000		250,495
Medford Township Board of
Education, GO Notes, Refunding	4.50	2/1/15	225,000	[a]	226,588
Merchantville Borough,
GO Notes	2.00	8/15/15	175,000		176,999
Middlesex County,
GO Notes, Refunding	1.00	6/15/15	250,000		250,937

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Monmouth County,
GO Notes (General
Improvement Bonds)	4.00	1/15/15	100,000		100,058
Monmouth County Improvement
Authority, Governmental
Loan Revenue (Atlantic
Highlands Project)	4.00	2/1/15	160,000		160,996
Monmouth County Improvement
Authority, Governmental
Pooled Loan Revenue,
Refunding	4.00	12/1/14	150,000		150,000
Montclair Township,
GO Notes, Refunding (General
Improvement Bonds and Water
Utility Bonds)	3.00	2/1/15	135,000		135,609
Morris County,
GO Notes (General Improvement
Bonds and Park Bonds)	3.75	2/1/15	145,000		145,852
Morris Plains Borough,
GO Notes	1.00	11/1/15	405,000		407,594
Mount Laurel Township
Commissioners of Fire District
Number 1, GO Notes	2.00	10/1/15	125,000		126,712
Mount Olive Township,
GO Notes (General Improvement
Bonds and Water Utility Bonds)	2.00	10/15/15	515,000		522,606
Mount Olive Township,
GO Notes, Refunding (General
Improvement Bonds)	5.00	2/15/15	100,000		100,970
Mount Olive Township Board of
Education, GO Notes, Refunding
(School Bonds)	4.00	1/15/15	100,000	[a]	100,453
New Brunswick,
GO Notes, Refunding
(School Bonds)	3.00	10/1/15	125,000	[a]	127,667
New Jersey Economic Development
Authority, Dock Facility
Revenue, Refunding
(Bayonne/IMTT-Bayonne Project)
(LOC; Wells Fargo Bank)	0.04	12/1/14	2,900,000	[b]	2,900,000

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey Economic Development
Authority, Economic Growth
Revenue (Greater Mercer County
Composite Issue) (LOC; Wells
Fargo Bank)	0.65	12/7/14	85,000	[b]	85,000
New Jersey Economic Development
Authority, EDR (ARND, LLC
Project) (LOC; PNC Bank NA)	0.07	12/7/14	395,000	[b]	395,000
New Jersey Economic Development
Authority, EDR (Community
Options, Inc. Project) (LOC;
Wells Fargo Bank)	0.14	12/7/14	3,695,000	[b]	3,695,000
New Jersey Economic Development
Authority, EDR (Diocese of
Metuchen Project) (LOC;
Bank of America)	0.07	12/7/14	22,695,000	[a,b]	22,695,000
New Jersey Economic Development
Authority, EDR (Hathaway
Associates, LLC Project) (LOC;
Wells Fargo Bank)	0.19	12/7/14	1,315,000	[b]	1,315,000
New Jersey Economic Development
Authority, EDR (Marco
Holdings, LLC Project) (LOC;
Wells Fargo Bank)	0.19	12/7/14	940,000	[b]	940,000
New Jersey Economic Development
Authority, EDR (Maroukian
Realty, LLC Project) (LOC; TD Bank)	0.13	12/7/14	685,000	[b]	685,000
New Jersey Economic Development
Authority, EDR (Paddock
Realty, LLC Project) (LOC;
Wells Fargo Bank)	0.19	12/7/14	1,440,000	[b]	1,440,000
New Jersey Economic Development
Authority, EDR (PB Tower, LLC
and Metro Packaging and
Imaging, Inc. Project)
(LOC; TD Bank)	0.19	12/7/14	2,685,000	[b]	2,685,000
New Jersey Economic Development
Authority, EDR (PB Tower, LLC
and Metro Packaging and
Imaging, Inc. Project)
(LOC; TD Bank)	0.19	12/7/14	730,000	[b]	730,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey Economic Development
Authority, EDR (RCC
Properties, LLC Project) (LOC;
Wells Fargo Bank)	0.19	12/7/14	575,000	[b]	575,000
New Jersey Economic Development
Authority, EDR (Stone Brothers
Secaucus LLC Project)
(LOC; TD Bank)	0.13	12/7/14	1,185,000	[b]	1,185,000
New Jersey Economic Development
Authority, EDR (Superior
Bakers, Inc./Ginsburg Bakery, Inc.
Project) (LOC; PNC Bank NA)	0.14	12/7/14	1,035,000	[b]	1,035,000
New Jersey Economic Development
Authority, EDR (The Challenge
Printing Company, Inc. Project)
(LOC; Wells Fargo Bank)	0.19	12/7/14	285,000	[b]	285,000
New Jersey Economic Development
Authority, EDR (Volunteers of
America Delaware Valley
Property, Inc. Project)
(LOC; TD Bank)	0.08	12/7/14	1,475,000	[b]	1,475,000
New Jersey Economic Development
Authority, EDR, Refunding (RDR
Investment Company LLC) (LOC;
JPMorgan Chase Bank)	0.19	12/7/14	895,000	[b]	895,000
New Jersey Economic Development
Authority, IDR (Penwell
Holdings LLC Project)
(LOC; TD Bank)	0.13	12/7/14	670,000	[b]	670,000
New Jersey Economic Development
Authority, Revenue (CPC
Behavioral Healthcare Project)
(LOC; Wells Fargo Bank)	0.14	12/7/14	1,705,000	[b]	1,705,000
New Jersey Economic Development
Authority, Revenue
(Developmental Disabilities
Association of New Jersey Inc.
Project) (LOC; Wells Fargo Bank)	0.14	12/7/14	1,300,000	[b]	1,300,000
New Jersey Economic Development
Authority, Revenue (ESARC, Inc.)
(Liquidity Facility; TD Bank)	0.10	12/7/14	2,030,000	[b]	2,030,000

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey Economic Development
Authority, Revenue (Falcon
Safety Products, Inc. Project)
(LOC; PNC Bank NA)	0.13	12/7/14	1,185,000	[b]	1,185,000
New Jersey Economic Development
Authority, Revenue (Melrich
Road Development Company, LLC
Project) (LOC; Wells Fargo Bank)	0.19	12/7/14	1,585,000	[b]	1,585,000
New Jersey Economic Development
Authority, Revenue (MZR Real
Estate, L.P. Project) (LOC;
Wells Fargo Bank)	0.19	12/7/14	2,845,000	[b]	2,845,000
New Jersey Economic Development
Authority, Revenue (Oak Hill
Academy Project) (LOC; Wells
Fargo Bank)	0.14	12/7/14	1,195,000	[a,b]	1,195,000
New Jersey Economic Development
Authority, Revenue (Parke
Place Associates, LLC Project)
(LOC; TD Bank)	0.13	12/7/14	4,655,000	[b]	4,655,000
New Jersey Economic Development
Authority, Revenue (Somerset
Hills YMCA Project) (LOC; TD Bank)	0.08	12/7/14	2,140,000	[a,b]	2,140,000
New Jersey Economic Development
Authority, Revenue (Visiting
Nurse Association Home Care,
Inc. Project) (LOC; Wells
Fargo Bank)	0.09	12/7/14	3,275,000	[b]	3,275,000
New Jersey Economic Development
Authority, Revenue (Young
Men’s Christian Association of
Metuchen Project) (LOC; Wells
Fargo Bank)	0.14	12/7/14	830,000	[b]	830,000
New Jersey Economic Development
Authority, School Revenue
(The Peddie School Project)
(Liquidity Facility; U.S. Bank NA)	0.04	12/7/14	995,000	[a,b]	995,000
New Jersey Economic Development
Authority, School Revenue
(The Peddie School Project)
(Liquidity Facility; U.S. Bank NA)	0.04	12/7/14	2,250,000	[a,b]	2,250,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey Economic Development
Authority, School Revenue
(The Peddie School Project)
(Liquidity Facility; U.S. Bank NA)	0.04	12/7/14	6,505,000	[a,b]	6,505,000
New Jersey Economic Development
Authority, Thermal Energy
Facilities Revenue (Marina
Energy LLC Project) (LOC;
JPMorgan Chase Bank)	0.08	12/7/14	10,000,000	[b]	10,000,000
New Jersey Economic Development
Authority, Thermal Energy
Facilities Revenue (Marina
Energy LLC Project) (LOC;
JPMorgan Chase Bank)	0.08	12/7/14	5,470,000	[b]	5,470,000
New Jersey Educational Facilities
Authority, Revenue
(Princeton University)	4.00	7/1/15	100,000	[a]	102,143
New Jersey Educational Facilities
Authority, Revenue, Refunding
(Princeton University)	5.25	7/1/15	145,000	[a]	149,157
New Jersey Environmental
Infrastructure Trust,
Environmental Infrastructure
Revenue	4.00	9/1/15	195,000		200,255
New Jersey Health Care Facilities
Financing Authority, Revenue
(The Matheny School and
Hospital, Inc.) (LOC;
Bank of America)	0.14	12/7/14	1,800,000	[b]	1,800,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health Issue) (LOC;
JPMorgan Chase Bank)	0.02	12/1/14	6,800,000	[b]	6,800,000
New Jersey Housing and Mortgage
Finance Agency, SFHR
(Liquidity Facility;
Bank of America)	0.04	12/7/14	1,800,000	[b]	1,800,000
New Jersey Housing and Mortgage
Finance Agency, SFHR
(Liquidity Facility;
Barclays Bank PLC)	0.05	12/7/14	6,100,000	[b]	6,100,000

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey Housing and Mortgage
Finance Agency, SFHR
(Liquidity Facility; Royal
Bank of Canada)	0.05	12/7/14	16,000,000	[b]	16,000,000
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Escrowed to Maturity)	5.75	12/15/14	125,000		125,259
Newton,
GO Notes, BAN	1.00	8/27/15	3,411,575		3,421,559
Northfield Board of Education,
Temporary Notes	1.00	8/20/15	2,000,000	[a]	2,005,660
Ocean City,
GO Notes (General
Improvement Bonds)	2.00	12/15/14	100,000		100,063
Ocean City,
GO Notes (General
Improvement Bonds)	2.00	9/1/15	400,000		405,092
Ocean County,
GO Notes (General
Improvement Bonds)	4.13	8/1/15	100,000		102,537
Ocean Township,
GO Notes	3.00	11/1/15	925,000		947,849
Ocean Township,
GO Notes (General
Improvement Bonds)	4.00	1/1/15	100,000		100,307
Old Bridge Municipal Utilities
Authority, Revenue, Refunding	3.00	11/1/15	100,000		102,406
Old Tappan Borough,
GO Notes, Refunding (General
Improvement Bonds and Sewer
Utility Assessment Bonds)	2.00	8/15/15	355,000		359,128
Passaic County,
GO Notes (County College Bonds)	2.00	6/15/15	230,000	[a]	231,736
Passaic County,
GO Notes, Refunding (County
College Bonds and General
Improvement Bonds)	5.00	9/1/15	100,000	[a]	103,517

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Passaic County,
GO Notes, Refunding (County College
Bonds, General Improvement Bonds
and Vocational School Bonds)	4.00	5/1/15	100,000	[a]	101,487
Pompton Lakes Borough,
GO Notes, BAN	1.00	7/10/15	2,377,000		2,385,016
Port Authority of New York and New
Jersey (Consolidated Bonds,
152nd Series) (JPMorgan Chase
Bank PUTTERS, Series 2945)
(Liquidity Facility; JPMorgan
Chase Bank)	0.07	12/7/14	1,660,000	[b,c,d]	1,660,000
Port Authority of New York and New
Jersey (Consolidated Bonds,
185th Series) (Citigroup ROCS,
Series RR II R-14086)
(Liquidity Facility; Citibank NA)	0.10	12/7/14	2,050,000	[b,c,d]	2,050,000
Port Authority of New York and New
Jersey, Equipment Notes	0.09	12/7/14	5,800,000	[b]	5,800,000
Princeton,
GO Notes (General
Improvement Bonds)	2.00	9/15/15	500,000		506,678
Rahway,
GO Notes, BAN	1.25	9/29/15	1,203,000		1,211,421
Randolph Township Board of
Education, GO Notes, Refunding
(School Bonds)	5.00	8/1/15	100,000	[a]	103,061
River Dell Regional School
District Board of Education,
GO Notes, Refunding (School
District Bonds)	4.00	3/1/15	130,000	[a]	131,182
River Edge Borough Board of
Education, GO Notes
(School Bonds)	4.13	10/15/15	150,000	[a]	154,930
River Vale Township,
GO Notes (General
Improvement Bonds)	4.25	6/15/15	400,000		408,461

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
River Vale Township,
GO Notes (Golf Course
Utility Bonds)	2.00	10/1/15	255,000		258,600
Robbinsville Township,
GO Notes	3.00	12/1/15	100,000		102,633
Rutgers, The State University,
GO Notes (Liquidity Facility;
U.S. BanK NA)	0.04	12/1/14	5,495,000	[a,b]	5,495,000
Rutgers, The State University,
GO Notes, Refunding (Liquidity
Facility; TD Bank)	0.03	12/1/14	13,830,000	[a,b]	13,830,000
Scotch Plains-Fanwood Board of
Education, GO Notes, Refunding
(School District Bonds)	3.00	7/15/15	100,000	[a]	101,636
Seaside Heights Borough,
GO Notes, BAN	0.75	1/30/15	8,850,446		8,852,022
Seaside Heights Borough,
GO Notes, BAN	1.00	1/30/15	5,674,413		5,675,891
Somerset County Improvement
Authority, County Guaranteed
Governmental Loan Revenue
(Bridgewater Project)	2.25	9/1/15	100,000		101,459
South Brunswick Township,
GO Notes (Emergency Notes,
Special Emergency Notes and
Tax Appeal Refunding Notes)	1.00	12/19/14	2,140,000		2,140,325
South Brunswick Township,
GO Notes (General Improvement
Bonds, Open Space Bonds and
Water-Sewer Utility Bonds)	4.00	11/15/15	100,000		103,475
South Orange—Maplewood School
District Board of Education, GO
Notes, Refunding (School Bonds)	4.00	11/1/15	100,000	[a]	103,286

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Swedesboro-Woolwich Consolidated
School District Board of Education,
GO Notes (School Bonds)	4.00	2/15/15	100,000	[a]	100,749
Toms River Township,
GO Notes, Refunding	3.00	3/1/15	200,000		201,340
Toms River Township,
GO Notes, TAN	1.00	2/26/15	3,000,000		3,005,104
Trenton,
GO Notes, Refunding
(School Bonds)	3.00	7/15/15	2,075,000	[a]	2,108,515
Union County,
GO Notes (County College Bonds)	2.00	3/1/15	380,000	[a]	381,603
Union County,
GO Notes (County Vocational
Technical School Bonds)	2.00	3/1/15	105,000	[a]	105,443
Union County,
GO Notes, Refunding (General
Improvement Bonds)	4.00	3/1/15	100,000		100,908
Union County Pollution Control
Financing Authority, PCR,
Refunding (Exxon Project)	0.01	12/1/14	6,300,000	[b]	6,300,000
Vineland,
GO Notes (Electric Utility Bonds)	2.00	7/15/15	725,000		732,427
Waldwick Borough,
GO Notes (General Improvement
Bonds and Water Utility Bonds)	2.00	11/1/15	240,000		243,623
West Deptford Township,
GO Notes, Refunding	1.00	9/1/15	2,020,000		2,030,577
West Windsor Township,
GO Notes (General Improvement
Bonds and Special
Assessment Bonds)	2.50	12/1/14	100,000		100,000

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
West Windsor-Plainsboro Regional
School District, GO Notes,
Refunding (School Bonds)	5.00	9/15/15	540,000 [a]	559,951
Westfield Board of Education,
GO Notes (School Bonds)	1.50	8/1/15	250,000 [a]	251,913
Total Investments (cost $273,825,893)			102.1%	273,825,893
Liabilities, Less Cash and Receivables			(2.1%)	(5,650,927)
Net Assets			100.0%	268,174,966

a At November 30, 2014, the fund had $80,202,185 or 29.9% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
b Variable rate demand note—rate shown is the interest rate in effect at November 30, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At November 30, 2014, these securities amounted to $45,565,000 or 17.0% of net assets.
d The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Education	29.9	Pollution Control	2.3
Housing	19.6	County	2.1
City	19.2	Lease	1.5
Industrial	9.5	Prerefunded	.1
Health Care	6.8	Utility-Water & Sewer	.1
Transportation Services	3.8	Other	3.5
Utility-Electric	3.7		102.1

† Based on net assets.

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

The Fund 21

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2014

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	273,825,893	273,825,893
Cash		95,857
Receivable for investment securities sold		2,000,006
Interest receivable		463,737
Prepaid expenses		12,544
		276,398,037
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		44,617
Payable for investment securities purchased		8,106,193
Payable for shares of Common Stock redeemed		45,775
Accrued expenses		26,486
		8,223,071
Net Assets ($)		268,174,966
Composition of Net Assets ($):
Paid-in capital		268,174,966
Net Assets ($)		268,174,966
Shares Outstanding
(2 billion shares of $.001 par value Common Stock authorized)		268,271,633
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended November 30, 2014

Investment Income ($):
Interest Income	555,711
Expenses:
Management fee—Note 2(a)	1,252,351
Shareholder servicing costs—Note 2(b)	141,046
Professional fees	85,669
Custodian fees—Note 2(b)	25,525
Prospectus and shareholders’ reports	23,086
Directors’ fees and expenses—Note 2(c)	20,798
Registration fees	15,443
Miscellaneous	27,811
Total Expenses	1,591,729
Less—reduction in expenses due to undertaking—Note 2(a)	(1,035,964)
Less—reduction in fees due to earnings credits—Note 2(b)	(118)
Net Expenses	555,647
Investment Income—Net, representing net increase
in net assets resulting from operations	64

See notes to financial statements.

The Fund 23

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,
	2014	2013
Operations ($):
Investment income—net	64	55
Net realized gain (loss) on investments	—	226
Net Increase (Decrease) in Net Assets
Resulting from Operations	64	281
Dividends to Shareholders from ($):
Investment income—net	(290)	(691)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	376,089,226	433,186,383
Dividends reinvested	267	652
Cost of shares redeemed	(350,404,780)	(449,929,748)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	25,684,713	(16,742,713)
Total Increase (Decrease) in Net Assets	25,684,487	(16,743,123)
Net Assets ($):
Beginning of Period	242,490,479	259,233,602
End of Period	268,174,966	242,490,479

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended November 30,
	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[a]	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[a]	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)[b]	.00	.00	.00	.00	.00
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.64	.64	.65	.66	.64
Ratio of net expenses
to average net assets	.22	.31	.35	.43	.49
Ratio of net investment income
to average net assets[b]	.00	.00	.00	.00	.00
Net Assets, end of period ($ x 1,000)	268,175	242,490	259,234	277,305	316,484

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

The Fund 25

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus New Jersey Municipal Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2014 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	273,825,893
Level 3—Significant Unobservable Inputs	—
Total	273,825,893
† See Statement of Investments for additional detailed categorizations.

At November 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2014, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended November 30, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At November 30, 2014, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended November 30, 2014 and November 30, 2013 were as follows: tax-exempt income $64 and $55, and ordinary income $226 and $636, respectively.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended November 30, 2014, as a result of permanent book to tax differences, primarily due to the tax treatment for dividend reclassification, the fund increased accumulated undistributed investment income-net by $226 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At November 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $1,035,964 during the period ended November 30, 2014.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2014, the fund was charged $95,823 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2014, the fund was charged $38,081 for transfer agency services and $1,864 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $118.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2014, the fund was charged $25,525 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement. During the period ended November 30, 2014, the fund was charged $1,361 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended November 30, 2014, the fund was charged $7,919 for services performed by the Chief Compliance Officer and his staff.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $111,089, Shareholder Services Plan fees $7,853, custodian fees $11,183, Chief Compliance Officer fees $1,234 and transfer agency fees $6,950, which are offset against an expense reimbursement currently in effect in the amount of $93,692.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board.The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Directors and/or common officers, complies with Rule 17a-7 under the Act. During the period ended November 30, 2014, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $38,100,000 and $17,600,000, respectively.

NOTE 4—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern money market mutual funds. In part, the amendments will require structural changes to most types of money market funds to one extent or another; however, the SEC provided for an extended two-year transition period to comply with such structural requirements. At this time, management is evaluating the reforms adopted and the manner for implementing these reforms over time and its impact on the financial statements.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors

Dreyfus New Jersey Municipal Money Market Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus New Jersey Municipal Money Market Fund, Inc., including the statement of investments, as of November 30, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2014 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus New Jersey Municipal Money Market Fund, Inc. at November 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
January 28, 2015

The Fund 33

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during the fiscal period ended November 30, 2014 as “exempt-interest dividends” (not subject to regular federal and, for individuals who are New Jersey residents, New Jersey personal income taxes), except $226 that is being reported as an ordinary income distribution for reporting purposes. Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s exempt-interest dividends paid for the 2014 calendar year on Form 1099-DIV, which will be mailed in early 2015.

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 3-4, 2014, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund 35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the total return performance of the three funds in the Performance Group (including the fund) ranged from zero to two basis points for all periods except the ten-year period, when the fund’s performance ranked second out of the three funds, and that the fund’s performance was at or one basis point below the Performance Group median and generally one basis point below the Performance Universe median for the various periods.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual and actual management fee ranked second of the three funds in the Expense Group, the fund’s actual management fee was above the Expense Universe median and the fund’s total expenses were above the Expense Group and Expense Universe medians (highest of the three funds in the Expense Group and highest in the Expense Universe).

Dreyfus representatives noted that Dreyfus voluntarily has undertaken to limit fund expenses to maintain a minimum yield of .00 of 1%. Dreyfus representatives further noted that such expense limitations may fluctuate daily, are temporary and not contractual, and may be terminated by Dreyfus at any time without notice.The Board considered the duration and extent of the fee waiver/expense reimbursement undertaking by Dreyfus to support a minimum zero or positive daily yield, as applicable from time to time, in the ongoing, historically low interest rate environment, and the Board noted the extent to which comparisons to the Performance Group and Performance Universe funds might be affected by similar undertakings.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver and expense reimbursement arrangement and its effect on the profitability of Dreyfus and its affiliates.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire

The Fund 37

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s relative performance, in light of the considerations described above.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreement.

The Fund 39

BOARD MEMBERS INFORMATION (Unaudited)
INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (71)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1995-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 146
———————
William Hodding Carter III (79)
Board Member (2006)
Principal Occupation During Past 5Years:
• Professor of Leadership & Public Policy, University of North Carolina, Chapel Hill (2006-present)
No. of Portfolios for which Board Member Serves: 24
———————
Joni Evans (72)
Board Member (1990)
Principal Occupation During Past 5Years:
• Chief Executive Officer, www.wowOwow.com an online community dedicated to women’s conversations and publications (2007-present)
• Principal, Joni Evans Ltd. (publishing) (2006-present)
No. of Portfolios for which Board Member Serves: 24
———————
Ehud Houminer (74)
Board Member (2006)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Membership During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-2012)
No. of Portfolios for which Board Member Serves: 62

Richard C. Leone (74)
Board Member (2006)
Principal Occupation During Past 5Years:
• Senior Fellow (2011-present) and former President (1989-2011) of The Century Foundation
(formerly,The Twentieth Century Fund, Inc.), a tax exempt research foundation engaged in the study of economic, foreign policy and domestic issues
No. of Portfolios for which Board Member Serves: 24
———————
Hans C. Mautner (77)
Board Member (2006)
Principal Occupation During Past 5Years:
• President—International Division and an Advisory Director of Simon Property Group, a real estate investment company (1998-2010)
• Chairman and Chief Executive Officer of Simon Global Limited, a real estate company (1999-2010)
No. of Portfolios for which Board Member Serves: 24
———————
Robin A. Melvin (51)
Board Member (2006)
Principal Occupation During Past 5Years:
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organi-
zations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 114

The Fund 41

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Burton N. Wallack (64)
Board Member (1991)
Principal Occupation During Past 5Years:
• President and Co-owner of Wallack Management Company, a real estate management company (1987-present)
No. of Portfolios for which Board Member Serves: 24
———————
John E. Zuccotti (77)
Board Member (2006)
Principal Occupation During Past 5Years:
• Chairman of Brookfield Properties, Inc. (1996-present)
• Senior Counsel of Weil, Gotshal & Manges, LLP (1997-present)
• Emeritus Chairman of the Real Estate Board of New York (2004-2006)
Other Public Company Board Membership During Past 5Years:
• Wellpoint, Inc., a health benefits company, Director (2005-2010)
No. of Portfolios for which Board Member Serves: 24

INTERESTED BOARD MEMBERS

Gordon J. Davis (73)
Board Member (1995)
Principal Occupation During Past 5Years:
• Partner in the law firm of Venable LLP (2012-present)
• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)
Other Public Company Board Memberships During Past 5Years:
• Consolidated Edison, Inc., a utility company, Director (1997-present)
• The Phoenix Companies, Inc., a life insurance company, Director (2000-present)
No. of Portfolios for which Board Member Serves: 62

Gordon J. Davis is deemed to be an “interested person” (as defined in the Act) of the fund as a result of his affiliation with Venable LLP, which provides legal services to the fund.

———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
Arnold S. Hiatt, Emeritus Board Member

The Fund 43

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 69 investment companies (comprised of 146 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since February 1988.

JOHN PAK, Chief Legal Officer since March 2013.

Deputy General Counsel, Investment Management, of BNY Mellon since August 2014; Chief Legal Officer of the Manager since August 2012; from March 2005 to July 2012, Managing Director of Deutsche Bank, Deputy Global Head of Deutsche Asset Management Legal and Regional Head of Deutsche Asset Management Americas Legal. He is an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since August 2012.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. She is 51 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. She is 59 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since February 1991.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 38 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since August 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since May 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (70 investment companies, comprised of 171 portfolios). He is 57 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor since October 2011; from March 2010 to September 2011, Global Head, KYC Reviews and Director of UBS Investment Bank; until March 2010, AML Compliance Officer and Senior Vice President of Citi Global Wealth Management. He is an officer of 65 investment companies (comprised of 166 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Distributor since October 2011.

The Fund 45

For More Information

Ticker Symbol: DNJXX

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Ehud Houminer a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Mr. Houminer is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $31,594 in 2013 and $32,226 in 2014.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,000 in 2013 and $6,120 in 2014. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2013 and $0 in 2014.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,220 in 2013 and $,578 in 2014. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2013 and $0 in 2014.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $233 in 2013 and $433 in 2014. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2013 and $0 in 2014.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $51,023,448 in 2013 and $25,624,689 in 2014.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New Jersey Municipal Money Market Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 22, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 22, 2015

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)